Fee and Commission Income - Summary of Fee and Commission Income (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2023	Sep. 30, 2022
Fee and commission income from:
Loans	¥ 71,500	¥ 68,340
Credit card business	207,529	181,965
Guarantees	41,245	35,386
Securities-related business	88,549	55,537
Deposits	9,016	8,560
Remittances and transfers	74,658	73,526
Safe deposits	2,195	2,051
Trust fees	3,785	3,044
Investment trusts	82,543	74,220
Agency	4,746	4,630
Others	104,949	100,287
Total fee and commission income	¥ 690,715	¥ 607,546